SHAREHOLDERS’ EQUITY (Tables)	12 Months Ended
Sep. 30, 2025
Equity [Abstract]
SCHEDULE OF WARRANT ACTIVITY

In connection with the Company’s private placements in fiscal year 2024 and public offerings in fiscal year 2025, the Company issued warrants to investors to purchase the the ordinary shares at various price. A summary of warrants activity for the years ended September 30, 2025, 2024 and 2023 was as follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Term
Outstanding, September 30, 2023	11,000	$220.00	0.3
Granted	293,450	$63.00	0.3
Expired	(293,450)	$63.00	(0.3)
Outstanding, September 30, 2024	11,000	$220.00	0.3
Granted	972,000	$30.87	2.0
Expired	(11,000)	$220.00	(0.3)
Exercised	(638,667)	$28.20	-
Outstanding, September 30, 2025	333,333	$36.00	2.5
Exercisable, September 30, 2025	333,333	$36.00	2.5

SCHEDULE OF NON-CONTROLLING INTEREST

	Xi’an DT	Tianjin YHX	Total
As of September 30, 2024	$463,006	$(20,158)	$442,848
Elimination of NCI at disposal of subsidiary		59,592	59,592
Net loss attributable to non-controlling interest	(6,382)	(48,281)	(54,663)
Foreign currency translation adjustment	(9,565)	8,847	(718)
As of September 30, 2025	$447,059	$-	$447,059